Cover	3 Months Ended
Mar. 31, 2025
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	ASIAFIN HOLDINGS CORP.
Entity Central Index Key	0001828748
Entity Tax Identification Number	37-1950147
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Suite 30.02, 30th Floor
Entity Address, Address Line Two	Menara KH (Promet)
Entity Address, Address Line Three	Jalan Sultan Ismail
Entity Address, City or Town	Kuala Lumpur
Entity Address, Postal Zip Code	50250
City Area Code	+60 3
Local Phone Number	2148 7170
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Address, Address Line One	Suite 30.02, 30th Floor
Entity Address, Address Line Two	Menara KH (Promet)
Entity Address, Address Line Three	Jalan Sultan Ismail
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	50250
City Area Code	+60 3
Local Phone Number	2148 7170
Contact Personnel Name	Wong Kai Cheong